Stock-Based Compensation - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock-based compensation
Stock-based compensation expense	$ 61,289	$ 41,011	$ 48,037
Cost of revenues
Stock-based compensation
Stock-based compensation expense	5,251	3,522	3,716
Sales and marketing
Stock-based compensation
Stock-based compensation expense	9,828	6,837	8,264
Product development
Stock-based compensation
Stock-based compensation expense	28,628	21,187	21,879
General and administrative
Stock-based compensation
Stock-based compensation expense	$ 17,582	$ 9,465	$ 14,178